Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

Commitments

As of June 30, 2026 and December 31, 2025, the Group had no other significant financial or capital commitment, except for the event mentioned below.

The Company has a 50% equity interest in Trident Aliska, established on December 9, 2025, and accounts for this investment using the equity method. Under the joint venture agreement, the Company is committed to contributing technology, development expertise, digital platforms, and necessary technical resources to Trident Aliska. Additional financial or resource contributions, if required, are to be mutually agreed in writing and, unless otherwise decided, shared on a 50/50 basis. As of June 30, 2026, the Company had not made any capital contribution to the JV, and no liability related to this commitment has been recognized in the financial statements.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no material pending or threatened claims and litigation as of the issuance date of these unaudited condensed consolidated financial statements.